STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2023
STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Australian Financial Reporting Standards and Interpretations Not Yet Applied
International Financial Reporting Standards and Interpretations that have recently been issued or amended but are not yet effective have not been adopted by the Group for the year ended June 30, 2023. Those which may be relevant to the Group are set out in the table below, but these are not expected to have any significant impact on the Group’s financial statements:

Standard/Interpretation	Application Date of Standard	Application Date for the Group
Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)	1 January 2023	1 July 2023
Definition of Accounting Estimates (Amendments to IAS 8)	1 January 2023	1 July 2023
Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)	1 January 2023	1 July 2023
Classification of Liabilities as Current or Non-Current (Amendments to IAS 1)	1 January 2024	1 July 2024
Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)	1 January 2024	1 July 2024
Non-current Liabilities with Covenants (Amendments to IAS 1)	1 January 2024	1 July 2024